Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000005138
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2011
Prospectus Date	rr_ProspectusDate	Nov. 29, 2010
American Growth Fund Series One
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk Return Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund´s primary objective is growth of capital.
Fee Table	agfi5138_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the Fund´s prospectus and under Distribution of Fund Shares, Page 15 of the Fund´s statement of additional information.
Expense Breakpoint Discounts	agfi5138_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	agfi5138_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are:

~ Stock Market Risk - the value of an investment may fluctuate,

~ Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,

~ Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,

~ Liquidity Risk - a given security or asset may not be readily marketable,

~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,

~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.

Loss of some or all of the money you invest is a risk of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of some or all of the money you invest is a risk of investing in the Fund.
Risk/Return Bar Chart and Table	agfi5138_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for 1, 5 and 10 years compare to those of the Standard and Poors 500. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for 1, 5 and 10 years compare to those of the Standard and Poors 500.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not predictive of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(32.85%)
2002	rr_AnnualReturn2002	(36.90%)
2003	rr_AnnualReturn2003	42.92%
2004	rr_AnnualReturn2004	(2.97%)
2005	rr_AnnualReturn2005	8.16%
2006	rr_AnnualReturn2006	10.38%
2007	rr_AnnualReturn2007	(3.13%)
2008	rr_AnnualReturn2008	(33.82%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	(3.20%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter 06/03 26.21%. Worst calendar quarter 09/01 -30.42%. Year to date performance for the period ended 9/30/2011 was -16.54%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.54%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;

Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;

After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
American Growth Fund Series One | Class A
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	3.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.99%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	1,045
3 Years	rr_ExpenseExampleYear03	1,986
5 Years	rr_ExpenseExampleYear05	2,927
10 Years	rr_ExpenseExampleYear10	5,280
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,045
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,986
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,927
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,280
American Growth Fund Series One | Class B
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	1,069
3 Years	rr_ExpenseExampleYear03	2,095
5 Years	rr_ExpenseExampleYear05	3,105
10 Years	rr_ExpenseExampleYear10	5,323
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	569
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,695
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,805
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,323
American Growth Fund Series One | Class C
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.68%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	1,687
5 Years	rr_ExpenseExampleYear05	2,792
10 Years	rr_ExpenseExampleYear10	5,491
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	566
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,687
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,792
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,491
American Growth Fund Series One | Class D
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D
1 Year	rr_ExpenseExampleYear01	1,018
3 Years	rr_ExpenseExampleYear03	1,907
5 Years	rr_ExpenseExampleYear05	2,802
10 Years	rr_ExpenseExampleYear10	5,064
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class D
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,018
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,907
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,802
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,064
American Growth Fund Series One | Return before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return before taxes
One Year	rr_AverageAnnualReturnYear01	(3.69%)
Five Years	rr_AverageAnnualReturnYear05	(3.44%)
Ten Years	rr_AverageAnnualReturnYear10	(6.20%)
American Growth Fund Series One | Return before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return before taxes
One Year	rr_AverageAnnualReturnYear01	(4.47%)
Five Years	rr_AverageAnnualReturnYear05	(3.99%)
Ten Years	rr_AverageAnnualReturnYear10	(6.90%)
American Growth Fund Series One | Return before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return before taxes
One Year	rr_AverageAnnualReturnYear01	(4.10%)
Five Years	rr_AverageAnnualReturnYear05	(4.07%)
Ten Years	rr_AverageAnnualReturnYear10	(6.92%)
American Growth Fund Series One | Return before taxes | Class D
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D
Label	rr_AverageAnnualReturnLabel	Return before taxes
One Year	rr_AverageAnnualReturnYear01	(3.20%)
Five Years	rr_AverageAnnualReturnYear05	(3.08%)
Ten Years	rr_AverageAnnualReturnYear10	(5.91%)
American Growth Fund Series One | Return after taxes on Distributions | Class D
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D
Label	rr_AverageAnnualReturnLabel	Return after taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(3.20%)
Five Years	rr_AverageAnnualReturnYear05	(3.08%)
Ten Years	rr_AverageAnnualReturnYear10	(5.95%)
American Growth Fund Series One | Return after taxes on Distributions and Sale of Fund Shares | Class D
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D
Label	rr_AverageAnnualReturnLabel	Return after taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(3.20%)
Five Years	rr_AverageAnnualReturnYear05	(3.08%)
Ten Years	rr_AverageAnnualReturnYear10	(5.95%)
American Growth Fund Series One | Standard and Poors 500
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard and Poors 500
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	15.07%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
[2]	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
[3]	For one year.